Note 9 - Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands											9 Months Ended
	Sep. 28, 2020	Aug. 04, 2020	Jul. 27, 2020	Jul. 24, 2020	Jul. 20, 2020	Jun. 24, 2020	May 08, 2020	Mar. 09, 2020	Feb. 11, 2020	Jan. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Common stock, par value (in dollars per share)								$ 0.01		$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued (in shares)											5,350,000	10
Common stock, shares issued (in shares)											5,236,489	10
Proceeds from Issuance of Preferred Stock and Preference Stock											$ 46,081
Stock Repurchase Program, Authorized Amount								$ 10,000
Stock Repurchase Program, Period in Force (Year)								2 years
Treasury Stock, Shares, Acquired (in shares)											113,511
Treasury Stock, Value, Acquired, Cost Method											$ 1,700
Treasury Stock Acquired, Average Cost Per Share (in dollars per share)											$ 15.11
Common Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share)			$ 0.40
Dividends Payable, Date Declared			Jul. 27, 2020
Dividends Payable, Date to be Paid			Sep. 30, 2020
Preferred Stock [Member]
Dividends Payable, Amount Per Share (in dollars per share)	$ 0.53125
Dividends Payable, Date Declared	Sep. 28, 2020
Dividends Payable, Date to be Paid	Oct. 26, 2020
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)											289,013
2020 LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period (in shares)										1,319,734
2020 LTIP [Member] | Restricted Stock Units (RSUs) [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)							14,739
2020 LTIP [Member] | Restricted Stock Units (RSUs) [Member] | Officers and Other Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)						274,274
Maximum [Member] | 2020 LTIP [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)											5 years
Minimum [Member] | 2020 LTIP [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)											3 years
Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				2,000,000
Underwriting Discount and Commission Expenses				$ 1,200
Payments of Stock Issuance Costs				$ 800
Preferred Stock, Dividend Rate, Percentage				8.50%	8.50%
Preferred Stock, Redemption Price Per Share (in dollars per share)				$ 24
Proceeds from Issuance of Preferred Stock and Preference Stock				$ 48,000
Preferred Stock, Liquidation Preference Per Share (in dollars per share)				$ 25	$ 25
Sub OPs [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				455,000
Shares Issued, Price Per Share (in dollars per share)				$ 24
Third-party Investor [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		100,000
Shares Issued, Price Per Share (in dollars per share)		$ 23.50
Third-party Investor [Member] | Series A Preferred Stock [Member] | Maximum [Member]
Shares Issued, Price Per Share (in dollars per share)		24
Third-party Investor [Member] | Series A Preferred Stock [Member] | Minimum [Member]
Shares Issued, Price Per Share (in dollars per share)		$ 23.50
IPO [Mmember]
Stock Issued During Period, Shares, New Issues (in shares)									5,000,000
Common stock, par value (in dollars per share)									$ 0.01
Shares Issued, Price Per Share (in dollars per share)									$ 19
Proceeds from Issuance Initial Public Offering									$ 101,700
Underwriting Discount and Commission Expenses									6,900
Payments of Stock Issuance Costs									$ 2,900
IPO [Mmember] | Underwriters [Member]
Stock Issued During Period, Shares, New Issues (in shares)									350,000
Common stock, par value (in dollars per share)									$ 0.01
Shares Issued, Price Per Share (in dollars per share)									$ 19